WARRANT LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrant liabilities
Proceeds from exercise of public warrant		$ 5,700
Sponsor Warrants | LCA Acquisition sponsor LP
Warrant liabilities
Number of warrants issued	5,486,784
Public Warrants Liability | Public shareholders
Warrant liabilities
Number of warrants issued	9,550,246